BORROWINGS - 2018 Term Loan (Details) - USD ($)		12 Months Ended
	Sep. 28, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Gain on extinguishment of debt, net		$ 1,422,000	$ 0	$ 0
2018 Term Loan | Loans Payable
Debt Instrument [Line Items]
Debt term (in years)	3 years
Principal amount	$ 60,000,000.0
Gain on extinguishment of debt, net		$ (700,000)